2. LOANS: Principal balances on non-accrual loans (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Principal balances on non-accrual loans

Loan Class	December 31, 2021	December 31, 2020

Live Check Consumer Loans	$6,254,394	$3,964,176
Premier Consumer Loans	2,253,818	2,069,315
Other Consumer Loans	25,229,846	20,181,097
Real Estate Loans	1,286,609	1,414,443
Sales Finance Contracts	3,532,183	3,576,629
Total	$38,556,850	$31,205,660